Consultancy and Professional Fees (Tables)	12 Months Ended
Dec. 31, 2024
Consultancy and Professional Fees [Abstract]
Schedule of Consultancy and Professional Fees
	2024	2023	2022
	USD	USD	USD

Audit fees	457,000	432,500	695,086
Legal fees	410,274	572,079	981,085
Consultancy fees	348,298	721,096	438,536
	1,215,572	1,725,675	2,114,707